Share capital and reserves (Narrative) (Details)										1 Months Ended															12 Months Ended
	Dec. 13, 2023 CAD ($) $ / shares shares	May 10, 2023 CAD ($) $ / shares shares	Feb. 09, 2023 CAD ($) Share Year $ / shares	Oct. 11, 2022 CAD ($) Share Year $ / shares	Nov. 08, 2021 CAD ($) $ / shares shares	Sep. 14, 2021 CAD ($) $ / shares shares	Jul. 12, 2021 CAD ($) $ / shares shares	Jul. 07, 2021 CAD ($) Share Year $ / shares	Jun. 08, 2021 CAD ($) $ / shares shares	Mar. 31, 2024 CAD ($)	Jan. 31, 2024 Share shares	Nov. 30, 2023 CAD ($) Share Year $ / shares	Nov. 15, 2023 CAD ($) Share Year $ / shares	Jun. 30, 2023 CAD ($) $ / shares shares	Nov. 29, 2022 CAD ($) $ / shares shares	Jun. 23, 2022 CAD ($) Share Year $ / shares	Mar. 28, 2022 CAD ($) $ / shares shares	Jan. 25, 2022 CAD ($) Share Year $ / shares	May 25, 2021 CAD ($) Share Year $ / shares	Apr. 22, 2021 CAD ($) $ / shares shares	Feb. 24, 2021 CAD ($) shares	Jan. 27, 2021 CAD ($) $ / shares shares	Jan. 20, 2021 CAD ($) Share Year $ / shares	Jun. 15, 2018 CAD ($)	Dec. 31, 2023 CAD ($) Share $ / shares shares	Dec. 31, 2022 CAD ($) Share $ / shares shares	Dec. 31, 2021 CAD ($) Share shares	Feb. 17, 2022 shares	May 06, 2021 shares	Dec. 31, 2020 shares
Disclosure of classes of share capital [line items]
Number of shares issued | shares																												25,800,000
Number of units issued | shares																										925,926
Weighted average share price | $ / shares							$ 1.5		$ 1.5
Share issue related cost																									$ 7,482	$ 24,722	$ 29,126
Fair value of warrants at grant date	$ 299,099				$ 144,229	$ 448,604	$ 16,984		$ 1,291					$ 185,426								$ 205,761				$ 716,196
Expected life of warrants	3 years	5 years				2 years	1 month 6 days							3 years												2 years
Settlement of debt by issuance of shares																				$ 178,856
Number of shares issued for debt settlement | shares																				144,239
Share issue price of shares issued in settlement of debt | $ / shares																				$ 1.24
Loss on settlement of debt																				$ 52,164					0	$ 0	$ 52,164
Interest payable							$ 1,567		17,883
Principal amount of convertible debentures							$ 166,284
Amount of convertible debentures issued									$ 322,534															$ 322,534
Number of units in which convertible debentures converted | shares							1,080		11,922
Number of units in which principal amount of convertible debentures converted | shares							133,027		133,027
Fair value of units converted | $ / shares							$ 1.45		$ 1.48
Fair value per unit of converted units in conversion of principal amount of convertible debentures | $ / shares							$ 1.25
Reduction in accounts payable																									$ 64,000	$ 17,500
Number of option exercised | Share																									238,500	770,500	449,500
Proceeds from exercise of options																									$ 379,500	$ 956,000	$ 540,749
Number of shares issued in exercise of warrants | shares						878,970																					865,458
Number of warrants exercised | shares																									5,000	150,000	865,458
Warrants exercise price | $ / shares																										$ 1.46
Number of warrants granted | shares	900,000													460,000											820,000	3,561,926	1,501,985
Weighted average exercise price of warrants granted | $ / shares	$ 1.3													$ 1.3
Shares issued on acquisition of water rights																										$ 1,975,455
Expected volatility of warrants	67.30%	100.18%												68.58%
Risk-free interest rate of warrants	3.79%	2.99%												4.21%
Dividend yield of warrants	0.00%	0.00%												0.00%
Gross proceeds from exercise of warrants																											$ 1,302,543
Weighted average exercise price of share options exercisable in share-based payment arrangement | $ / shares																									$ 1.21
Number of shares, Granted | Share																									1,625,000	1,250,000	730,000
Expense from share-based payment transactions																									$ 1,176,190	$ 954,465	$ 990,448
Share capital [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares																									34,078,355	33,474,855	28,992,429
Number of shares outstanding | shares																									34,078,355	33,474,855	28,992,429			25,908,233
Share issue related cost																									$ 7,482	$ 24,722	$ 29,126
Units issued for water rights | shares																										925,926
Warrants exercise price | $ / shares																										$ 1.46
Term of warrants																										3 years
Shares issued on acquisition of water rights																										$ 1,259,259
Incentive Stock Option [Member] | Consultant [Member]
Disclosure of classes of share capital [line items]
Number of instruments granted in share-based payment arrangement | Share			75,000	650,000				350,000								100,000		500,000	30,000				350,000
Weighted average exercise price of share options exercisable in share-based payment arrangement | $ / shares			$ 1.5	$ 1.35				$ 1.35								$ 1.15		$ 1.25	$ 1.5				$ 2
Description of maximum term of options granted for share-based payment arrangement			3 years	3 years				3 years								3 years		3 years	2 years				3 years
Fair value of share options granted			$ 40,105	$ 525,276				$ 363,106								$ 72,339		$ 356,850	$ 23,820				$ 599,397
Expected option life | Year			0.03	3				3								3		3	2				3
Expected stock price volatility			86.36%	90.53%				100.97%								104.31%		93.38%	105.28%				115.92%
Expected dividend payment			$ 0	$ 0				$ 0								$ 0		$ 0	$ 0				$ 0
Risk-free interest rate			3.67%	4.03%				0.66%								3.14%		1.40%	0.30%				0.20%
Weighted average fair value per option			$ 0.53	$ 0.81				$ 1.04								$ 0.72		$ 0.71	$ 0.79				$ 1.71
Weighted average share price of options granted | $ / shares			$ 1.08	$ 1.36				$ 1.59								$ 1.12		$ 1.22	$ 1.47				$ 2.4
Incentive Stock Option [Member] | Consultant [Member]
Disclosure of classes of share capital [line items]
Number of instruments granted in share-based payment arrangement | Share			150,000
Weighted average exercise price of share options exercisable in share-based payment arrangement | $ / shares			$ 1.1
Description of maximum term of options granted for share-based payment arrangement			3 years
Fair value of share options granted			$ 91,688
Expected option life | Year			3
Expected stock price volatility			86.36%
Expected dividend payment			$ 0
Risk-free interest rate			3.67%
Weighted average fair value per option			$ 0.61
Weighted average share price of options granted | $ / shares			$ 1.08
Incentive Stock Option [Member] | Certain directors and officers [Member]
Disclosure of classes of share capital [line items]
Number of instruments granted in share-based payment arrangement | Share													1,200,000
Weighted average exercise price of share options exercisable in share-based payment arrangement | $ / shares													$ 1.1
Description of maximum term of options granted for share-based payment arrangement													5 years
Fair value of share options granted													$ 902,816
Expected option life | Year													5
Expected stock price volatility													83.79%
Expected dividend payment													$ 0
Risk-free interest rate													3.88%
Weighted average fair value per option													$ 0.75
Weighted average share price of options granted | $ / shares													$ 1.1
Incentive Stock Option [Member] | Officer [Member]
Disclosure of classes of share capital [line items]
Number of instruments granted in share-based payment arrangement | Share												200,000
Weighted average exercise price of share options exercisable in share-based payment arrangement | $ / shares												$ 1.1
Description of maximum term of options granted for share-based payment arrangement												5 years
Fair value of share options granted												$ 141,581
Expected option life | Year												5
Expected stock price volatility												83.80%
Expected dividend payment												$ 0
Risk-free interest rate												3.64%
Weighted average fair value per option												$ 0.71
Weighted average share price of options granted | $ / shares												$ 1.05
Unsecured Convertible Debenture [Member]
Disclosure of classes of share capital [line items]
Amount of convertible debentures issued							$ 322,534		$ 322,534					$ 1,000,000
Interest rate per annum														12.00%
Debenture's term														three years
Conversion price of debentures | $ / shares														$ 1.25
Discount rate of debentures														13.50%
Fair value of the debenture														$ 37,219
Convertible Debentures [Member]
Disclosure of classes of share capital [line items]
Weighted average share price | $ / shares							$ 1.5																		$ 1.5
Interest payable							$ 1,567
Performance Shares [Member] | Mr. Sandford [Member]
Disclosure of classes of share capital [line items]
Number of shares expected to be issued on project achieving commercial operations date | shares																													100,000
Maximum number of shares to be issued on project achieving commercial operations date | shares																													2,600,000
Genevieve Enterprise Corp [Member]
Disclosure of classes of share capital [line items]
Number of warrants granted | shares	900,000
Volatility [Member]
Disclosure of classes of share capital [line items]
Expected volatility of warrants					102.79%	103.17%	88.05%		87.09%													105.96%				89.44%
Risk-free interest rate [Member]
Disclosure of classes of share capital [line items]
Expected life of warrants																										3 years
Risk-free interest rate of warrants					0.95%	0.41%	0.43%																			3.48%
Dividend yield [Member]
Disclosure of classes of share capital [line items]
Dividend yield of warrants					0.00%	0.00%	0.00%		0.00%													0.00%				0.00%
Non-brokered private placement [Member]
Disclosure of classes of share capital [line items]
Number of units issued | shares		360,000			300,000	878,970									577,000		2,059,000					250,000
Units issue price per unit | $ / shares		$ 1.25			$ 1.65	$ 1.65									$ 1.3		$ 1.25					$ 2
Gross proceeds from units issued		$ 386,000			$ 495,000	$ 1,410,750									$ 750,100		$ 2,573,750					$ 500,000
Weighted average share price | $ / shares		$ 1.5			$ 1.75	$ 2									$ 1.5		$ 1.35					$ 2.5
Share issue related cost		$ 7,482			$ 7,131	$ 14,500									$ 4,501		$ 20,221					$ 7,495
Fair value of warrants at grant date		184,998													$ 285,709		$ 938,886
Expected life of warrants									2 months 12 days						3 years		3 years					2 years
Reduction in accounts payable		$ 64,000				$ 39,550											$ 205,000
Number of option exercised | Share																									238,500	770,500
Proceeds from exercise of options																									$ 379,500	$ 956,000
Number of warrants exercised | shares																									5,000	150,000
Settlement of loans upon excercise of warrants																										$ 202,500
Number of warrants granted | shares		360,000																				250,000
Weighted average exercise price of warrants granted | $ / shares		$ 1.5				$ 2									$ 1.5		$ 1.35					$ 2.5
Risk-free interest rate of warrants									0.32%													0.16%
Gross proceeds from exercise of warrants																									$ 7,500
Non-brokered private placement [Member] | Volatility [Member]
Disclosure of classes of share capital [line items]
Expected volatility of warrants															89.57%		92.23%
Non-brokered private placement [Member] | Risk-free interest rate [Member]
Disclosure of classes of share capital [line items]
Risk-free interest rate of warrants															3.95%		2.37%
Non-brokered private placement [Member] | Dividend yield [Member]
Disclosure of classes of share capital [line items]
Dividend yield of warrants															0.00%		0.00%
Finders Fee Agreement [Member] | Genevieve Enterprise Corp [Member]
Disclosure of classes of share capital [line items]
Number of shares issued during period | shares																					50,000
Consulting Fees																					$ 105,000
Subsequent Event [Member]
Disclosure of classes of share capital [line items]
Number of option exercised										463,000	63,000
Proceeds from exercise of options										$ 484,300
Number of warrants exercised | shares											100,000